Share-based payments - Market conditions (Details) - 12 months ended Dec. 31, 2022 - ESOP 2014 € in Millions, $ in Millions	EUR (€) shares	USD ($) shares
Share-based payments
Number of share option issued	282,500	282,500
Contractual lifetime of the options	2 years	2 years
Fair Value of Share Options At Grant Date	€ 2.9	$ 3.2